Investment in an Associate - Schedule of Details of Associate (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Details of Associate [Abstract]
Percentage of effective ownership	49.00%
Place of incorporation	Malaysia
Principal activities	Renewable energy business